Cover	12 Months Ended
Dec. 31, 2021
Entity Information [Line Items]
Document Type	POS AM
Entity Registrant Name	Sharecare, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001816233
Amendment Flag	false